Stockholders' Equity (Details) - USD ($)				12 Months Ended
	May 21, 2024	Mar. 01, 2024	Feb. 19, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Stockholders’ Equity [Line Items]
Common shares issued	950,000	950,000
Common shares, par value (in Dollars per share)	$ 1.053	$ 1.053
Aggregate gross proceeds (in Dollars)				$ 1,800,000
Class A Common Shares [Member]
Stockholders’ Equity [Line Items]
Shares authorized				50,000
Share issued price per share (in Dollars per share)				$ 1
Common shares outstanding				2,205,000	855,000
Divided common shares			900,000,000	900,000,000
Divided par value (in Dollars per share)			$ 0.00005
Common shares issued				2,205,000	855,000
Common shares authorized				900,000,000	900,000,000
Common shares, par value (in Dollars per share)				$ 0.00005	$ 0.00005
Aggregate gross proceeds (in Dollars)	$ 1,000,000	$ 1,000,000
Issuance of shares	400,000	400,000
Votes per share					one
Class A Common Shares [Member] | Memorandum of Association [Member]
Stockholders’ Equity [Line Items]
Common shares outstanding			50,000
Class B common stock [Member]
Stockholders’ Equity [Line Items]
Common shares outstanding				7,695,000	7,695,000
Divided common shares			100,000,000	92,305,000
Divided par value (in Dollars per share)			$ 0.00005
Common shares issued				7,695,000	7,695,000
Common shares authorized				100,000,000	100,000,000
Common shares, par value (in Dollars per share)				$ 0.00005	$ 0.00005
Votes per share				five
Common Stock [Member]
Stockholders’ Equity [Line Items]
Aggregate gross proceeds (in Dollars)	$ 800,000	$ 800,000
Common Stock [Member] | Class A Common Shares [Member]
Stockholders’ Equity [Line Items]
Common shares outstanding					855,000
Common shares issued				855,000	855,000
Common shares, par value (in Dollars per share)	$ 2	$ 2
Common Stock [Member] | Class B common stock [Member]
Stockholders’ Equity [Line Items]
Common shares outstanding				7,695,000	7,695,000
Common shares issued				7,695,000	7,695,000